Note 7 - Other Equity - Stock Options Outstanding (Details)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)
Statement Line Items [Line Items]
Options outstanding	4,334,000	2,344,000	2,328,000	2,005,000
Options outstanding, weighted average contractual life	8.2
Options outstanding, weighted average exercise price	$ 3.16	$ 3.46	$ 3.40	$ 4.31
Options exercisable	2,561,000
Options exercisable, weighted average exercise price	$ 3.51
Range one [member]
Statement Line Items [Line Items]
Options outstanding	824,000
Options outstanding, weighted average contractual life	8.5
Options outstanding, weighted average exercise price	$ 1.26
Options exercisable	401,000
Options exercisable, weighted average exercise price	$ 1.28
Range one [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	1.03
Range one [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 2.66
Range two [member]
Statement Line Items [Line Items]
Options outstanding	790,000
Options outstanding, weighted average contractual life	9.6
Options outstanding, weighted average exercise price	$ 2.78
Options exercisable	790,000
Options exercisable, weighted average exercise price	$ 2.78
Range two [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	2.67
Range two [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 2.85
Range three [member]
Statement Line Items [Line Items]
Options outstanding	359,000
Options outstanding, weighted average contractual life	7.9
Options outstanding, weighted average exercise price	$ 2.91
Options exercisable	184,000
Options exercisable, weighted average exercise price	$ 2.91
Range three [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	2.86
Range three [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 3
Range four [member]
Statement Line Items [Line Items]
Options outstanding	1,165,000
Options outstanding, weighted average contractual life	9.5
Options outstanding, weighted average exercise price	$ 3.09
Options exercisable	28,000
Options exercisable, weighted average exercise price	$ 3.70
Range four [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	3.01
Range four [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 3.97
Range five [member]
Statement Line Items [Line Items]
Options outstanding	1,196,000
Options outstanding, weighted average contractual life	6.1
Options outstanding, weighted average exercise price	$ 4.87
Options exercisable	1,158,000
Options exercisable, weighted average exercise price	$ 4.86
Range five [member] | Bottom of range [member]
Statement Line Items [Line Items]
Range of exercise prices	3.98
Range five [member] | Top of range [member]
Statement Line Items [Line Items]
Range of exercise prices	$ 32.88